Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense [abstract]
Interest expense	$ (1,004)	$ (871)	$ (730)
Interest expense on lease liabilities	(76)	(72)	(62)
Expense arising from discounting long-term liabilities	(72)	(68)	(66)
Borrowing costs capitalised	8	5	3
Total interest expense	$ (1,144)	$ (1,006)	$ (855)